Annual Total Returns[BarChart] - Hartford Schroders Tax-Aware Bond Fund - Class A	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.84%	(5.59%)	15.05%	2.36%	2.25%	3.77%	0.16%	7.44%	5.67%